Trade receivables - deferred revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Deferred revenue associated with subscriptions and total deferred revenue
Deferred revenue	$ 125,879	$ 128,060	$ 140,219
Adjustments due to IFRS 15
Deferred revenue associated with subscriptions and total deferred revenue
Deferred revenue	(2,486)	$ (12,159)
Deferred Revenue Associated With Subscriptions Current And Noncurrent Member
Deferred revenue associated with subscriptions and total deferred revenue
Deferred revenue	$ 120,900		$ 134,600